EQ/BlackRock Basic Value Equity Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

Expense Example - EQ/BlackRock Basic Value Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	97	303	525	1,166
Class IB Shares	97	303	525	1,166